UNITED STATES

Securities and Exchange Commission

Washington, DC. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

Pre-Effective Amendment No.

[  ]

Post-Effective Amendment No. 22

[X]

And

THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No. 23

MH Elite Portfolio of Funds, Inc.        (Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, New Jersey 07076     (Address of Principal Executive Offices)

1-800-318-7969                                 (Registrants Telephone Number)

Harvey Merson

43 Highlander Drive

Scotch Plains, New Jersey 07076       (Name and Address of Agents for Service)

And

Jeff Holcombe

43 Highlander Drive

Scotch Plains, New Jersey 07076

Approximate Date of Proposed Public Offering:   As soon as practicable after the effective date of this registration.

It is proposed that this filing will become effective (check appropriate box)

  [X] Immediately upon filing pursuant to Rule 485 (b)

  [  ] on ____________ pursuant to Rule 485 (b)

  [  ] 60 days after filing pursuant to Rule 485 (a)(1)

  [  ] on (date) pursuant to Rule 485 (a)(1)

  [  ] 75 days after filing pursuant to Rule 485(a)(2)

  [  ] on ____________, pursuant to Rule 485 (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the MH Elite Portfolio of Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scotch Plains and State of New Jersey, on the 8th day of May 2013.

                                          MH Elite Portfolio of Funds, Inc.

                                          /s/ Harvey Merson

                                          Harvey Merson

                                          President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                              Title                                             Date

/s/ Harvey Merson

Harvey Merson                          President and CEO                               May 8, 2013

/s/ Jeff Holcombe

Jeff Holcombe                           Vice President, CIO and Director          May 8, 2013

/s/ Vincent Rettino

Vincent Rettino                          Director and Research Assistant          May 8, 2013

/s/ Vincent Farinaro

Vincent Farinaro                        Director                                                 May 8, 2013

/s/ Howard Samms

Howard Samms                        Director and Chairman of the Board      May 8, 2013

/s/ Tice Walker

Tice Walker                              Director                                                   May 8, 2013

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase